INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Hong Kong MecoxLane Hong Kong	Dec. 31, 2012 Hong Kong Rampage Hong Kong	Dec. 31, 2012 Hong Kong eMecoxLane Hong Kong	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC Mecox Lane Mailorder	Dec. 31, 2011 PRC Mecox Lane Mailorder	Dec. 31, 2008 PRC Mecox Lane Mailorder	Dec. 31, 2012 PRC Mai Wang Trading	Dec. 31, 2011 PRC Mai Wang Trading	Dec. 31, 2008 PRC Mai Wang Trading	Dec. 31, 2012 PRC Xian Ni	Dec. 31, 2011 PRC Xian Ni	Dec. 31, 2008 PRC Xian Ni	Dec. 31, 2012 PRC Mai Wang Information	Dec. 31, 2011 PRC Mai Wang Information	Dec. 31, 2010 PRC Mai Wang Information USD ($)	Dec. 31, 2009 PRC Mai Wang Information	Dec. 31, 2014 PRC Mai Wang Information Forecast	Dec. 31, 2013 PRC Mai Wang Information Forecast	Dec. 31, 2012 PRC Other subsidiaries and VIEs	Dec. 31, 2011 PRC Other subsidiaries and VIEs	Dec. 31, 2010 PRC Other subsidiaries and VIEs
INCOME TAX EXPENSE
Current tax		$ 323,911	$ 2,196,635
Deferred tax	323,911	2,619,858	(1,238,987)
Income tax expense	323,911	2,943,769	957,648
Income Tax Expense
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%																25.00%	25.00%	25.00%
Preferential income tax rate for entities registered in Pudong New District, Shanghai (as a percent)												15.00%	25.00%	24.00%	15.00%	25.00%	24.00%	15.00%	25.00%	24.00%	15.00%	12.50%	12.50%	0.00%	0.00%	25.00%	12.50%
Transition period from preferential lower tax rate to uniform tax rate												5 years
Gross unrecognized tax benefits
Period of statute of limitations, if the underpayment of income taxes is due to computational errors made by the taxpayer							3 years	3 years
Period of statute of limitations, if the underpayment of income tax liability exceeds the specified amount							5 years	5 years
Threshold level of underpayment of taxes which indicates statute of limitations may be extended							15,100	100,000
Period of statute of limitations for transfer pricing related adjustment							10 years	10 years
Effect of tax holidays
Tax holiday effect																								$ 117,505